Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	€ (3)	€ 156	€ 106
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(98)	205	113
US
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(25)	382	156
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(44)	(131)	237
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	140	193	227
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(22)	(68)	5
Net interest cost/(income) including administration costs and taxes paid during the period	78	49	49
Contributions from plan members	(6)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	190	168	276
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	171	(650)	(685)
Expense/(gain) for the period	361	(482)	(409)
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost	50	61	72
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	(60)	2
Net interest cost/(income) including administration costs and taxes paid during the period	22	10	5
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	52	11	80
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	3	(156)	(106)
Expense/(gain) for the period	55	(145)	(26)
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost	30	44	47
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	2	0
Net interest cost/(income) including administration costs and taxes paid during the period	15	7	5
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	45	53	52
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	98	(204)	(113)
Expense/(gain) for the period	143	(151)	(61)
Pensions and other post-employment benefits | US
Disclosure of defined benefit plans [line items]
Current service cost	20	50	57
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	1	1	0
Net interest cost/(income) including administration costs and taxes paid during the period	35	30	27
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	56	81	84
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	26	(382)	(157)
Expense/(gain) for the period	82	(301)	(73)
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	0	(6)	3
Net interest cost/(income) including administration costs and taxes paid during the period	(5)	(7)	3
Contributions from plan members	0	0	0
Expense/(gain) recognized directly in profit or loss	(5)	(13)	6
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	44	130	(236)
Expense/(gain) for the period	39	117	(230)
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost	40	38	51
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(3)	(5)	0
Net interest cost/(income) including administration costs and taxes paid during the period	11	9	9
Contributions from plan members	(6)	(6)	(6)
Expense/(gain) recognized directly in profit or loss	42	36	54
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	0	(38)	(73)
Expense/(gain) for the period	€ 42	€ (2)	€ (19)